LEASES - Schedule of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 426.9	$ 373.0
Additions and remeasurements	177.2	128.2
Disposal of discontinued operations (Note 2)	(9.8)
Depreciation	(53.5)	(50.1)
Impairment	(1.3)
Purchase of assets under lease (Note 13)		(34.6)
Transfers and others	5.5	(8.7)
Foreign currency exchange differences	0.8	19.1
Right-of-use assets, ending balance	545.8	426.9
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(0.6)	(1.0)
Cost of sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(51.4)	(47.5)
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	(1.5)	(1.6)
Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	346.7	255.3
Additions and remeasurements	168.0	120.9
Disposal of discontinued operations (Note 2)	(9.8)
Depreciation	(39.9)	(36.6)
Impairment	(1.3)
Purchase of assets under lease (Note 13)		0.0
Transfers and others	9.3	(6.1)
Foreign currency exchange differences	0.9	13.2
Right-of-use assets, ending balance	473.9	346.7
Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	56.9	90.5
Additions and remeasurements	8.7	7.3
Disposal of discontinued operations (Note 2)	0.0
Depreciation	(9.8)	(9.9)
Impairment	0.0
Purchase of assets under lease (Note 13)		(34.6)
Transfers and others	(3.8)	(2.3)
Foreign currency exchange differences	(0.1)	5.9
Right-of-use assets, ending balance	51.9	56.9
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	12.4	15.5
Additions and remeasurements	0.5	0.0
Disposal of discontinued operations (Note 2)	0.0
Depreciation	(3.0)	(2.8)
Impairment	0.0
Purchase of assets under lease (Note 13)		0.0
Transfers and others	0.0	(0.3)
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	9.9	12.4
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	10.9	11.7
Additions and remeasurements	0.0	0.0
Disposal of discontinued operations (Note 2)	0.0
Depreciation	(0.8)	(0.8)
Impairment	0.0
Purchase of assets under lease (Note 13)		0.0
Transfers and others	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	$ 10.1	$ 10.9